Employee benefits (Details 4) - Parent Company Gratuity plan [Member] - INR (₨) ₨ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation without effect of projected salary growth	₨ 1,167
Add: Effect of salary growth	840
Defined benefit obligation with projected salary growth	2,007	₨ 1,840	₨ 1,540
50 basis points increase | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	1,936
50 basis points increase | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,081
50 basis points decrease | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	2,082
50 basis points decrease | Salary growth
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation	₨ 1,937